Investment Properties (Details 1) - Shopping Malls [Member] - Discounted cash flow [Member]	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about investment property [line items]
Discount rate	12.18%	12.10%
Growth rate	2.30%	3.00%